UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 98.17%

Consumer Discretionary - 12.34%
*	Amazon.com, Inc.	3,000	$1,302,270
	Staples, Inc.	60,000	918,600
†	The Gap, Inc.	25,000	954,250
*	Weight Watchers International, Inc.	60,000	291,000
	Yum! Brands, Inc.	10,000	900,800
			4,366,920
Consumer Staples - 7.49%
	Kellogg Co.	15,000	940,500
	Sysco Corp.	20,000	722,000
	Whole Foods Market, Inc.	25,000	986,000
			2,648,500
Energy - 4.93%
†	Exxon Mobil Corp.	13,200	1,098,240
†	Transocean Ltd.	40,000	644,800
			1,743,040
Financials - 13.43%
	American Express Co.	15,000	1,165,800
†	Bank of America Corp.	55,000	936,100
	The Allstate Corp.	16,000	1,037,920
	The Goldman Sachs Group, Inc.	4,800	1,002,192
†	The Western Union Co.	30,000	609,900
			4,751,912
Health Care - 13.34%
	Aetna, Inc.	10,000	1,274,600
	Amgen, Inc.	6,600	1,013,232
†	Johnson & Johnson	8,700	847,902
*	Laboratory Corp. of America Holdings	6,000	727,320
†	Merck & Co., Inc.	15,000	853,950
			4,717,004
Industrials - 9.92%
	Caterpillar, Inc.	8,000	678,560
†	General Electric Co.	40,000	1,062,800
†	Joy Global, Inc.	22,000	796,400
	The Boeing Co.	7,000	971,040
			3,508,800
Information Technology - 30.07%
	Apple, Inc.	16,100	2,019,342
†	Cisco Systems, Inc.	30,400	834,784
	Corning, Inc.	42,900	846,417
	EMC Corp.	37,000	976,430
	Hewlett-Packard Co.	25,000	750,250

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
	Shares	Value (Note 1)

Information Technology - Continued
Intel Corp.	30,000	$912,450
International Business Machines Corp.	6,000	975,960
Microsoft Corp.	20,000	883,000
† Oracle Corp.	22,000	886,600
* Universal Display Corp.	30,000	1,551,900
		10,637,133
Materials - 4.01%
Alcoa, Inc.	60,000	669,000
Nucor Corp.	17,000	749,190
		1,418,190
Telecommunications Services - 2.64%
Verizon Communications, Inc.	20,000	932,200

Total Common Stocks (Cost $32,364,877)		34,723,699

SHORT-TERM INVESTMENT - 1.63%
§ Federated Prime Obligations Fund, 0.07%	576,935	576,935

Total Short-Term Investment (Cost $576,935)		576,935

Total Value of Investments (Cost $32,941,812(a)) - 99.80%		$35,300,634
Total Options Written (Premiums Received $168,130) - (0.36)%		(128,650)
Other Assets Less Liabilities - 0.56%		199,850

Net Assets - 100%		$35,371,834

§ Represents 7 day effective yield
† A portion of security pledged as collateral for options written.
* Non-income producing investment

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015
			Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS - 0.12%
	*	Best Buy, Inc.	150	$33.00	7/17/2015	$13,650
	*	Best Buy, Inc.	150	$34.00	7/17/2015	23,850
	*	General Mills, Inc.	200	$52.50	7/17/2015	4,900

		Total Put Options Written (Premiums Received $73,062)				$42,400

CALL OPTIONS - 3.60%
	*	Aetna, Inc.	100	$125.00	7/17/2015	69,000
	*	Universal Display Corp.	300	$55.00	7/17/2015	14,250
	*	Weight Watchers International, Inc.	600	$6.00	7/17/2015	3,000

		Total Call Options Written (Premiums Received $95,068)				$86,250

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

(a)	Aggregate gross unrealized appreciation					$5,624,569
	Aggregate gross unrealized depreciation					(3,226,267)

		Net unrealized appreciation				$2,398,302

		Summary of Investments
		by Sector	% of Net
			Assets		Value
		Consumer Discretionary	12.34%		$4,366,920
		Consumer Staples	7.49%		2,648,500
		Energy	4.93%		1,743,040
		Financials	13.43%		4,751,912
		Health Care	13.34%		4,717,004
		Industrials	9.92%		3,508,800
		Information Technology	30.07%		10,637,133
		Materials	4.01%		1,418,190
		Telecommunications Services	2.64%		932,200
		Short-Term Investment	1.63%		576,935
		Options Written	-0.36%		(128,650)
		Other Assets Less Liabilities	0.56%		199,850
		Total	100.00%		$35,371,834

						(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2015

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$34,723,699	$34,723,699	$-	$-
Short-Term Investment	576,935	576,935	-	-
Total Assets	$35,300,634	$35,300,634	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Put Options Written	$42,400	$42,400	$-	$-
Call Options Written	86,250	86,250	-	-
Total Liabilities	$128,650	$128,650	$-	$-

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as reported by primary pricing services at 4 p.m. Eastern Standard Time (the "Valuation Time").  If there is an ask price but no bid price on the valuation date, the option shall be priced at the mean of zero and the ask price at valuation time.

Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the valuation time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/Mark A. Hillman
Date: August 24, 2015	Mark A. Hillman Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/Mark A. Hillman
Date: August 24, 2015	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/C. Frank Watson III
Date: August 24, 2015	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust